Fixed assets - Fixed assets payables - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other intangible assets and property, plant and equipment [abstract]
Fixed assets payable in the opening balance	€ 3,447	€ 3,656	€ 3,707
Business related variations	200	(230)	55
Changes in the scope of consolidation	(14)	0	0
Translation adjustment	29	8	(32)
Reclassifications and other items	3	13	(74)
Reclassification to assets held for sale	0	0	0
Fixed assets payable in the closing balance	€ 3,665	€ 3,447	€ 3,656